Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net Income (loss)	$ 38,629	$ (480,954)	$ (1,224,731)	$ (910,557)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Contributed payroll	85,000	49,062	280,238	121,324
Stock based compensation-commitment fee under investment agreement	73,529
Contributed rent			1,200	2,400
Contributed testing expense		225,000	225,000	234,973
Contributed officer salary			72,000	52,000
Amortization of deferred financing cost			7,150
Depreciation expense			6,358
Impairment expense			150,000
Changes in operating assets and liabilities:
Inventory	476,685	(1,036,024)	(1,842,596)	(328,466)
Prepaid expenses and other current assets		322,838
Accounts payable	(61,354)	(135,423)	256,557	96,499
Accrued expenses	27,440	3,000	(346,892)	435,000
Deferred income	974,000	360,000	263,450	11,000
Deposits on inventory			786,817	(965,679)
Other assets				(7,150)
Accounts payable - related party			302,889
Cash provided by (used in) operating activties	1,613,929	(692,501)	(1,062,560)	(1,258,656)
Cash flows from investing activities:
Cash paid for acquisition of Sunrise Global, Inc.		(50,000)	(150,000)
Cash paid for purchase of fixed assets		(77,447)	(93,874)
Cash used in investing activities		(127,447)	(243,874)
Cash flows from financing activities:
Proceeds from sale of stock	795,000
Deposits received for stock purchases	605,000
Borrowings under lines of credit	300,000	700,000	1,165,000	21,024
Repayment of related party debt	(10,000)	(68,034)	(93,034)
Capital distribution			(15,093)
Borrowing on related party debt				680,800
Distributions to owner				(19,109)
Net cash provided by financing activities	1,690,000	631,966	1,056,873	682,715
Net change in cash	3,303,929	(187,982)	(249,561)	(575,941)
Cash at beginning of period	582,869	832,430	832,430	1,408,371
Cash at end of period	3,886,798	644,448	582,869	832,430
Supplemental cash flow information:
Cash paid for interest	22,214	2,155	38,673	24,037
Cash paid for income taxes
Non cash investing and financing activities:
Reverse merger adjustment			2,116
Distribution of bank line of credit proceeds to owner			$ 169,534	$ 250,000